SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On July 10, 2012, we paid cash dividends of $1,420 or $0.10 per ordinary shares. On July 9, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
July 31, 2012	August 10, 2012	$0.10
August 31, 2012	September 10, 2012	$0.10
September 28, 2012	October 10, 2012	$0.10